Debt (Tables)	3 Months Ended
Mar. 31, 2016
Debt Disclosure [Abstract]
Total long-term borrowings
Our total borrowings as of March 31, 2016, and December 31, 2015, were comprised of the following:

	As of
	March 31, 2016	December 31, 2015
	(In millions)
Senior notes:
CAD 500 million 3.95% Series A notes due 2017	$384.5	$361.3
CAD 400 million 2.25% notes due 2018	307.6	289.0
CAD 500 million 2.75% notes due 2020	384.5	361.3
$300 million 2.0% notes due 2017(1)	300.5	300.6
$500 million 3.5% notes due 2022(1)	517.1	517.8
$1.1 billion 5.0% notes due 2042	1,100.0	1,100.0
Less: unamortized debt discounts and debt issuance costs	(20.8)	(21.3)
Total long-term debt (including current portion)	2,973.4	2,908.7
Less: current portion of long-term debt	—	—
Total long-term debt	$2,973.4	$2,908.7

Short-term borrowings:
Cash pool overdrafts(2)	38.8	18.7
Short-term facilities(3)	10.7	7.5
Other short-term borrowings	14.0	2.5
Total short-term borrowings	$63.5	$28.7

(1)
During the fourth quarter of 2015, we settled our interest rate swaps that were in fair value hedge accounting relationships related to these notes at which time we ceased adjusting the carrying value of the related notes for the fair value movements of these swaps and began amortizing the cumulative adjustments to interest expense over the remaining term of the respective note. At the time of settlement, cumulative adjustments to the carrying value of the notes were $0.7 million and $18.1 million related to the $300 million and $500 million notes, respectively. See Note 12 of the Notes included in our Annual Report for additional detail.

(2)
As of March 31, 2016, we had $38.8 million in bank overdrafts and $48.4 million in bank cash related to our cross-border, cross-currency cash pool for a net positive position of $9.6 million. As of December 31, 2015, we had $18.7 million in bank overdrafts and $39.6 million in bank cash related to our cross-border, cross-currency cash pool for a net positive position of $20.9 million.

(3)
We had total outstanding borrowings of $10.7 million and $7.5 million under our two JPY overdraft facilities as of March 31, 2016, and December 31, 2015, respectively. In addition, we have GBP and CAD lines of credit under which we had no borrowings as of March 31, 2016, or December 31, 2015.